STOCK-BASED COMPENSATION, OPTIONS AND WARRANTS - Schedule of Outstanding Warrants (Details)	12 Months Ended
Sep. 30, 2025 $ / shares shares
Share-Based Payment Arrangement [Abstract]
Outstanding, Shares Underlying Options/Warrants	682,092
Outstanding, Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 20.09
Outstanding, Weighted Average Remaining Contractual Term (Years)	1 year 5 months 1 day
Exercised, Shares Underlying Options/Warrants	(316,901)
Expired, Shares Underlying Options/Warrants	(351,089)
Outstanding, Shares Underlying Options/Warrants	14,102
Outstanding, Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 1.38
Outstanding, Weighted Average Remaining Contractual Term (Years)	5 months 1 day
Exercisable, Shares Underlying Options/Warrants	14,102
Exercisable, Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 1.38
Exercisable, Weighted Average Remaining Contractual Term (Years)	5 months 1 day